MATERIAL RELATED PARTY DISCLOSURE	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
MATERIAL RELATED PARTY DISCLOSURE
22	MATERIAL RELATED PARTY DISCLOSURE

During the years ended December 31, 2013, 2014 and 2015, the Group recognized net sales of $4,639, $9,211 and $8,573 to GMI Technology Inc. ("GMI") respectively.  As of December 31, 2014 and 2015, amount due from a related party represented an accounts receivable from GMI of $1,650 and $1,226 respectively.  GMI's president is an immediate family member of the Group's Director.

During the years ended December 31, 2013, 2014 and 2015, the Group recognized net purchase of nil, $817 and $2,080 from Realtek Semiconductor Corporation ("Realtek") respectively.  As of December 31, 2014 and 2015, amount due to a related party represented an accounts payable to Realtek of $259 and $298, respectively. Realtek's president is one of the Group's Director.

As of December 31, 2014 and 2015, the Group had an amount due from an equity method investee, Beijing Actions, of $41 and $17, respectively.